Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair value measurement
Schedule of financial instruments, measured at fair value, by level within the fair value hierarchy

		Fair value measurement at reporting date using
		Quoted Prices
		in Active
		Markets for		Significant
		Identical	Significant Other	Unobservable
	December 31	Assets	Observable Inputs	Inputs
Items	2022	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Structured notes under fair value option	1,755,009	—	1,755,009	—
Listed equity securities	6,725,766	6,725,766	—	—
Other investments under fair value option	1,386,741	—	1,386,741	—
Total	9,867,516	6,725,766	3,141,750	—

		Fair value measurement at reporting date using
		Quoted Prices
		in Active
		Markets for		Significant
		Identical	Significant Other	Unobservable
	December 31	Assets	Observable Inputs	Inputs
Items	2023	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Structured notes under fair value option	3,179,829	—	3,179,829	—
Listed equity securities	8,573,605	8,573,605	—	—
Investment in Kargobot’s shares	528,709	—	—	528,709
Other investments under fair value option	2,459,081	—	1,877,076	582,005
Contingent consideration assets	250,368	—	—	250,368
Total	14,991,592	8,573,605	5,056,905	1,361,082